Intangible assets - Other intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 11,861,968	R$ 10,656,760
Additions	2,221,363	1,689,388
Write-off	(4,327,976)	(484,180)
Balance at ending	9,755,355	11,861,968
Cost [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	11,564,209	9,969,742
Additions	1,982,496	1,654,226
Write-off	(3,969,781)	(59,759)
Balance at ending	9,576,924	11,564,209
Cost [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	297,759	687,018
Additions	238,867	35,162
Write-off	(358,195)	(424,421)
Balance at ending	178,431	297,759
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(6,728,334)	(5,982,997)
Additions	(1,538,749)	(1,144,740)
Write-off	3,894,037	399,403
Balance at ending	(4,373,046)	(6,728,334)
Accumulated Amortization [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(6,567,658)	(5,499,334)
Additions	(1,442,315)	(1,079,186)
Write-off	3,710,597	10,862
Balance at ending	(4,299,376)	(6,567,658)
Accumulated Amortization [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(160,676)	(483,663)
Additions	(96,434)	(65,554)
Write-off	183,440	388,541
Balance at ending	(73,670)	(160,676)
Losses From Non Recovery Impairment I T [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(199,715)	(150,818)
Write-off	266,738
Balance at ending		(199,715)
Impact on net profit	(67,023)	(48,897)
Losses From Non Recovery Impairment I T [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(168,032)	(119,135)
Write-off	214,643
Balance at ending		(168,032)
Impact on net profit	(46,611)	(48,897)
Losses From Non Recovery Impairment I T [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(31,683)	(31,683)
Write-off	52,095
Balance at ending		(31,683)
Impact on net profit	(20,412)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	5,382,309	4,933,919
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	5,277,548	4,828,519
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	R$ 104,761	R$ 105,400